Cover	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ALMONTY INDUSTRIES INC.
Entity Central Index Key	0001670061